REVENUE - Contract assets and the contract liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in the contract assets and the contract liabilities
Costs incurred on uncompleted contracts	$ 157,211	$ 157,211	$ 160,368	$ 164,076
Earnings recognized on uncompleted contracts	21,750	21,750	28,581	17,304
Total	178,961	178,961	188,949	181,380
Less - billings to date	(171,901)	(171,901)	(184,009)	(176,942)
Net	7,060	7,060	4,940	4,438
Contract assets	12,377	12,377	8,218	11,487
Contract liabilities	(5,317)	(5,317)	$ (3,278)	$ (7,049)
Revenue recognized from contracts in progress liability balance at December 31, 2018		$ 1,000
Maximum
Changes in the contract assets and the contract liabilities
Revenue recognized from contracts in progress liability balance at December 31, 2018	$ 100